Cover	May 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2021
Entity Registrant Name	EVENTBRITE, INC.
Entity Central Index Key	0001475115
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38658
Entity Tax Identification Number	14-1888467
Entity Address, Address Line One	22 Cleveland Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	692-7779
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	EB
Security Exchange Name	NYSE
Written Communications	false
Entity Emerging Growth Company	false